Financial Information of Parent Company Balance Sheets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 13,461,368	$ 20,143,783
Total current assets	46,446,429	40,325,291
Total assets	80,164,064	90,136,954
Current liabilities:
Dividend payable	133,405	174,658
Total current liabilities	12,691,303	17,503,079
Total liabilities	13,723,948	18,133,653
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 51,619,218 and 51,619,218 shares outstanding as of December 31, 2018 and 2019, respectively)	918,844	918,844
Additional paid-in capital	117,445,969	121,962,650
Accumulated deficits	(69,563,158)	(79,399,389)
Accumulated other comprehensive income	45,635,771	56,507,394
Treasury stock, at cost (40,265,184 and 40,265,184 shares as of December 31, 2018 and 2019, respectively)	(28,320,324)	(28,320,324)
Total equity	66,117,102	71,669,175
Total liabilities and equity	80,164,064	90,136,954
Parent [Member]
Current assets:
Cash and cash equivalents	133,405	174,658
Total current assets	133,405	174,658
Investments in subsidiaries and VIEs	66,117,102	71,669,175
Total assets	66,250,507	71,843,833
Current liabilities:
Dividend payable	133,405	174,658
Total current liabilities	133,405	174,658
Total liabilities	133,405	174,658
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 51,619,218 and 51,619,218 shares outstanding as of December 31, 2018 and 2019, respectively)	918,844	918,844
Additional paid-in capital	117,445,969	121,962,650
Accumulated deficits	(69,563,158)	(79,399,389)
Accumulated other comprehensive income	45,635,771	56,507,394
Treasury stock, at cost (40,265,184 and 40,265,184 shares as of December 31, 2018 and 2019, respectively)	(28,320,324)	(28,320,324)
Total equity	66,117,102	71,669,175
Total liabilities and equity	$ 66,250,507	$ 71,843,833